July 2, 2009

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:      Lincoln National Variable Annuity Account C
         Multi-Fund 5
         (File Nos. 811-03214; 333-68842)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account C (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI"), including supplements, for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI, including supplements, contained in the most recent post-effective amendment filed electronically on June 22, 2009.

Sincerely,

/s/ Ronald Bessette

Ronald Bessette
Assistant Vice President and Senior Counsel